Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

18. TRADE AND OTHER PAYABLES

As at December 31,	2020	2019
Trade payables	$5,393	$4,561
Other payables and accrued liabilities(a)	24,698	21,686
Trade and other payables	$30,091	$26,247

(a)	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.